GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL

1.                                      GENERAL

Golar LNG Partners LP (the "Partnership") was formed as an indirect wholly-owned subsidiary of Golar LNG Limited ("Golar") in September 2007 under the laws of the Marshall Islands for the purpose of acquiring the interests in wholly-owned and partially owned subsidiaries of Golar.

In November 2008, Golar transferred to the Partnership interests in certain of its wholly-owned and partially owned subsidiaries that owned a 60% interest in a liquefied natural gas ("LNG") carrier, the Golar Mazo, and which leased the LNG carrier, the Methane Princess, and the floating storage and regasification unit ("FSRU"), the Golar Spirit.  During April 2011, Golar contributed to the Partnership the shares of a subsidiary which leased the FSRU, the Golar Winter.

During April 2011, the Partnership completed its initial public offering ("IPO").  In connection with the IPO, (i) the Partnership issued to Golar 23,127,254 common units and 15,949,831 subordinated units, representing a 98% limited partner interest in the Partnership; (ii) the Partnership issued to Golar GP LLC, a wholly-owned subsidiary of Golar and the general partner of the Partnership (the "General Partner"), a 2% general partner interest in the Partnership and 81% of the Partnership's incentive distribution rights ("IDRs"); (iii) the Partnership issued to Golar LNG Energy Limited, a subsidiary of Golar ("Golar Energy"), 19% of the IDRs; (iv) Golar sold 13,800,000 common units to the public in the IPO and received gross proceeds of $310.5 million, all as further described in Note 3.

The transfers and contributions of the subsidiaries holding interests in the Golar Mazo, the Methane Princess and the Golar Spirit in November 2008, and the Golar Winter in April 2011 from Golar to the Partnership are deemed to be a reorganization of entities under common control. As a result, these transactions have been recorded by the Partnership at Golar's historical book values. Accordingly, prior to April 13, 2011 (the closing date of the IPO), Golar LNG Partners LP and its subsidiaries that have interests in four vessels, the Golar Mazo, the Methane Princess, the Golar Spirit and the Golar Winter ("Initial Fleet"), are collectively referred to as the "Combined Entity" and the related interests are collectively referred to as "Owners' Equity."

During October 2011, the Partnership acquired from Golar interests in subsidiaries that own and operate the Golar Freeze FSRU. This transaction is also deemed to be a reorganization of entities under common control. As a result the Partnership's balance sheets, statements of operations, statements of comprehensive income, cash flows, and changes in partners' capital/ owners' equity have been retroactively adjusted to include the Golar Freeze, herein referred to as the "Dropdown Predecessor," as if the Partnership had acquired the Golar Freeze when the vessel began operations under the ownership of Golar. The excess of the consideration paid by the Partnership over Golar's historical costs is accounted for as an equity distribution to Golar.